CONDENSED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 28, 2013	Sep. 29, 2012
Operating Activities
Net income	$ 84,697	$ 50,842
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	14,177	10,151
Slow moving inventory valuation adjustment	237	446
Stock-based compensation	3,973	3,317
Gain on sale of assets	(99)	(65)
Deferred income taxes	607	(265)
Changes in operating assets and liabilities:
Trade receivables	(20,815)	(5,249)
Inventories	(4,196)	(3,599)
Trade accounts payable and accrued expenses	709	2,571
Employee compensation and benefits	15,350	1,709
Product liability	508	(352)
Prepaid expenses, other assets and other liabilities	(14,309)	1,656
Income taxes payable	2,901	631
Cash provided by operating activities	83,740	61,793
Investing Activities
Property, plant and equipment additions	(30,600)	(20,315)
Proceeds from sale of assets	120	65
Purchases of short-term investments		(59,966)
Proceeds from maturities of short-term investments		29,993
Cash used for investing activities	(30,480)	(50,223)
Financing Activities
Tax benefit from exercise of stock options and vesting of RSU's	2,290	1,037
Remittance of taxes withheld from employees related to share-based compensation	(2,414)	(1,045)
Dividends paid	(29,858)	(17,495)
Cash used for financing activities	(29,982)	(17,503)
Increase (decrease) in cash and cash equivalents	23,278	(5,933)
Cash and cash equivalents at beginning of period	30,978	81,056
Cash and cash equivalents at end of period	$ 54,256	$ 75,123